As filed with the Securities and Exchange Commission on December 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21648

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Lehman Brothers Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Lehman Brothers
Institutional Liquidity Series

Institutional Liquidity Fund
Prime Money Fund




Semi-Annual Report
September 30, 2005

--------------------------------------------------------------------------------

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Lehman Brothers Institutional Liquidity Fund and the Lehman Brothers Prime Money Fund through September 30, 2005. The report includes portfolio commentary, a listing of the Funds' investments, and their financial statements for the reporting period.

This report covers six months of the Funds' operation, from April 1 to September 30, 2005. For the fixed income markets, the period was marked by ongoing pressure from the Federal Reserve, which raised its key Fed Funds rate four times, from 2.75% to 3.75%. On each occasion, the Fed voiced concerns about inflation but also showed attentiveness toward maintaining a growing economy. This dual emphasis resulted in second-guessing from some market participants over when and if the Fed would pause in its cycle of tightening. As we near the end of the calendar year, it seems clear to us that despite the economic impact of oil price increases and two hurricanes, the economy remains on a solid footing, and the Fed still appears to be primarily concerned about inflation.

The Funds performed admirably over the past six months. Their investment strategies combine interest rate risk management with dedicated credit research, used to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield. With interest rates apparently still on the rise, the managers' intent is to proceed with caution, to protect clients' principal and maintain daily liquidity and diversification.

We appreciate the trust you have placed in us and we will do our very best to continue earning it.

Sincerely,

/s/ P. Sundman signature

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

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Institutional Liquidity Series Portfolio Commentaries

We are pleased to report that both the Lehman Brothers Institutional Liquidity Fund and Lehman Brothers Prime Money Fund delivered positive returns and outperformed the iMoneyNet, Inc. First Tier Institutional Average during the period from April 1, 2005 through September 30, 2005.

In the first three months of the period, bond market volatility was relatively low, as yields moved in lock-step with two 25-basis point increases to the Federal Reserve's target Fed Funds rate, which were widely anticipated as part of the Fed's ongoing tightening cycle. In the last three months, market volatility increased. This was partly due to external factors such as the revaluing of the Chinese yuan in July and the impact of Hurricanes Katrina and Rita in September. Also to blame, however, was the growing perception among investors that, despite inflation pressures, slowing economic growth would prompt the Fed to pause in its tightening campaign.

Complicating the task of the Fed was the continued flattening of the yield curve. While short rates rose with the Fed's increases, long rates remained in a tight trading range. For example, the two-year U.S. Treasury yield rose from 3.78% to 4.17% during the six-month period, while the yield on the 10-year Treasury declined by 16 basis points to 4.33%.

Throughout the reporting period, the Federal Reserve performed a balancing act, trying to raise interest rates high enough to keep inflation at bay without choking off economic growth. Now, despite near-term uncertainty about the effects of Hurricanes Katrina and Rita on economic growth and employment, the market is no longer debating whether the Fed will continue or pause in its tightening campaign, as Fed officials have clearly stated that containing inflation is paramount.

Moving into the fourth quarter, the Fed's work does not appear to be complete, and we expect more steadily introduced rate increases. However, we will be monitoring economic releases with an eye towards increases in job growth, wage inflation or energy prices that could prompt more aggressive action by the Fed. We are maintaining an allocation to variable rate notes of approximately 30% to 40%, which should help the portfolios adjust quickly to any changes in rates. Our current strategy is to maintain our overall duration discipline, while seeking higher yielding opportunities that could arise should the yield curve steepen. This approach, we believe, will help us in seeking consistent, secure results over the long term.

Institutional Liquidity Fund

For the period from April 1, 2005 through September 30, 2005, the Lehman Brothers Institutional Liquidity Fund returned 1.60% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.45%. The Fund closed the period with a 3.66% 7-day current yield and a 3.73% 7-day effective yield.

Prime Money Fund

For the period from April 1, 2005 through September 30, 2005, the Lehman Brothers Prime Money Fund returned 1.60% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.45%. The Fund closed the period with a 3.63% 7-day current yield and a 3.70% 7-day effective yield.

Sincerely,

/s/ John Donohue      /s/ Eric Hiatt

JOHN C. DONOHUE AND ERIC D. HIATT
PORTFOLIO CO-MANAGERS

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PERFORMANCE HIGHLIGHTS

Lehman Brothers Institutional Liquidity Series
                                                               For the 7 Days Ended 9/30/2005
                                               Inception Date Current Yield/2/ Effective Yield/2/
Institutional Liquidity Fund/1/                  12/30/2004        3.66%             3.73%
Prime Money Fund/1/                              12/27/2004        3.63%             3.70%

   Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888-556-9030. The composition, industries and holdings of each fund are subject to change.

   An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund. INSTITUTIONAL LIQUIDITY PORTFOLIO

                   Maturity Diversification (% by Maturity)

                    1 Day                              0.0%
                    2 - 7 Days                        35.4
                    8 - 15 Days                        6.7
                    16 - 30 Days                      14.8
                    31 - 60 Days                      16.4
                    61 - 90 Days                      15.2
                    91 - 180 Days                      9.8
                    181 - 270 Days                     1.4
                    271 + Days                         0.0

                    Cash, receivables and other
                    assets, less liabilities           0.3

PRIME PORTFOLIO

                   Maturity Diversification (% by Maturity)

                    1 Day                              0.0%
                    2 - 7 Days                        21.5
                    8 - 15 Days                        8.9
                    16 - 30 Days                      22.3
                    31 - 60 Days                      16.2
                    61 - 90 Days                      14.7
                    91 - 180 Days                     12.5
                    181 - 270 Days                     0.4
                    271 + Days                         1.5

                    Cash, receivables and other
                    assets, less liabilities           2.0

--------------------------------------------------------------------------------

Endnotes

1 Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Lehman Brothers Institutional Liquidity Fund and
     Lehman Brothers Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund are limited to 0.15% of average daily net assets. The undertakings last until March 31, 2008. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by
     Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended September 30, 2005, if this reimbursement was not made, performance would be lower for each Fund.

     Management has voluntarily agreed to waive its investment management fee in the amount of 0.02% of each corresponding Portfolio's average net assets until March 31, 2006. As a result of this waiver, each Fund indirectly receives a management fee waiver and the investment management fee of each corresponding Portfolio will be limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would be lower for each Fund.

2 "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

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Glossary of Indices

The iMoneyNet Money Fund       Measures the performance of institutional money
Report Taxable First Tier      market mutual funds which invest in anything
Institutional Average:         allowable, except Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in the above-described index.

--------------------------------------------------------------------------------

Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each Fund's proportionate share of expenses of its corresponding Portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses and            The  first   section   of  the  table   provides
Performance:                   information  about  actual  account  values  and
                               actual expenses in dollars. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
                               "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example           The  second   section  of  the  table   provides
for Comparison Purposes:       information  about  hypothetical  account values
                               and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

Expense Information As of 9/30/05 (Unaudited)

INSTITUTIONAL LIQUIDITY FUND

                    Beginning Account             Ending Account Expenses Paid During
Actual                    Value                       Value          the Period*
-------------------------------------------------------------------------------------
                         $1,000                     $1,016.00           $0.77

Hypothetical (5% annual return before expenses)**
-------------------------------------------------------------------------------------
                         $1,000                     $1,024.58           $0.77

PRIME MONEY FUND

                    Beginning Account             Ending Account Expenses Paid During
Actual                    Value                       Value          the Period*
-------------------------------------------------------------------------------------
                         $1,000                     $1,016.00           $0.77

Hypothetical (5% annual return before expenses)**
-------------------------------------------------------------------------------------
                         $1,000                     $1,024.58           $0.77

* For each fund, expenses are equal to the expense ratio for the fund, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown). Each fund's expense ratio includes its proportionate share of the expenses of its corresponding Portfolio.

** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent fiscal half year divided by 365.

--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Series

(000's omitted except per share amounts)

                                                                   Institutional  Prime Money
                                                                  Liquidity Fund         Fund
Assets
Investment in corresponding Portfolio, at value (Note A)                $193,780     $739,976
                                                                  ----------------------------
Total Assets                                                             193,780      739,976
                                                                  ----------------------------

Liabilities
Payable to administrator-net (Note B)                                         23           21
Accrued expenses and other payables                                           47           40
                                                                  ----------------------------
Total Liabilities                                                             70           61
                                                                  ----------------------------
Net Assets at value                                                     $193,710     $739,915
                                                                  ----------------------------

Net Assets consist of:
Paid-in capital                                                         $193,711     $739,916
Accumulated net realized gains (losses) on investment                         (1)          (1)
                                                                  ----------------------------
Net Assets at value                                                     $193,710     $739,915
                                                                  ----------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)        193,711      739,915
                                                                  ----------------------------
Net Asset Value, offering and redemption price per share                   $1.00        $1.00
                                                                  ----------------------------

See Notes to Financial Statements

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Statements of Operations (Unaudited)

Institutional Liquidity Series

(000's omitted)

                                                                      Institutional
                                                                     Liquidity Fund     Prime Money Fund
                                                                -------------------  -------------------
                                                                 For the Six Months   For the Six Months
                                                                Ended September 30,  Ended September 30,
                                                                               2005                 2005
Investment Income
Investment income from corresponding Portfolio (Note A)                      $2,969              $13,114
Expenses from corresponding Portfolio (Notes A & B)                            (101)                (421)
                                                                -----------------------------------------
Net investment income from corresponding Portfolio                           $2,868              $12,693
                                                                -----------------------------------------

Expenses:
Administration fee (Note B)                                                      45                  197
Audit fees                                                                        5                    2
Legal fees                                                                       15                   15
Registration and filing fees                                                     67                  134
Shareholder reports                                                              16                   15
Shareholder servicing agent fees                                                  1                    1
Trustees' fees and expenses                                                       3                    4
Miscellaneous                                                                     7                   11
                                                                -----------------------------------------
Total expenses                                                                  159                  379

Expenses reimbursed by administrator (Note B)                                  (125)                (206)
                                                                -----------------------------------------
Total net expenses                                                               34                  173
                                                                -----------------------------------------
Net investment income (loss)                                                 $2,834              $12,520
                                                                -----------------------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Portfolio                      (1)                  (2)
                                                                -----------------------------------------
Net increase (decrease) in net assets resulting from operations              $2,833              $12,518
                                                                -----------------------------------------


See Notes to Financial Statements

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Statements of Changes in Net Assets

Institutional Liquidity Series

(000's omitted)

                                                  INSTITUTIONAL LIQUIDITY FUND            PRIME MONEY FUND
                                                --------------------------------  --------------------------------
                                                   Six Months        Period from     Six Months        Period from
                                                        Ended  December 30, 2004          Ended  December 27, 2004
                                                September 30,   (Commencement of  September 30,   (Commencement of
                                                         2005     Operations) to           2005     Operations) to
                                                  (Unaudited)     March 31, 2005    (Unaudited)     March 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                           $2,834               $667        $12,520             $3,002
Net realized gain (loss) on investments
from corresponding Portfolio                               (1)                --             (2)                 1
Net increase (decrease) in net assets resulting
from operations                                         2,833                667         12,518              3,003

Distributions to Shareholders From (Note A):
Net investment income                                  (2,834)              (667)       (12,520)            (3,002)
Total distributions to shareholders                    (2,834)              (667)       (12,520)            (3,002)

From Fund Share Transactions (Note D):
Proceeds from shares sold in initial
capitalization                                             --                 --             --                100
Proceeds from shares sold                             672,425            278,354      5,342,685          2,621,821
Proceeds from reinvestment of dividends
and distributions                                       2,619                607         11,562              2,532
Payments for shares redeemed                         (647,044)          (113,250)    (5,189,939)        (2,048,845)
Net increase (decrease) from Fund share
transactions                                           28,000            165,711        164,308            575,608
Net Increase (Decrease) in Net Assets                  27,999            165,711        164,306            575,609

Net Assets:
Beginning of period                                   165,711                 --        575,609                 --
End of period                                        $193,710           $165,711       $739,915           $575,609
Undistributed net investment income (loss)
at end of period                                          $--                $(0)           $--                 $0

See Notes to Financial Statements

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Notes to Financial Statements Institutional Liquidity Series (Unaudited)

Note A--Summary of Significant Accounting Policies:

1 General: The Lehman Brothers Institutional Liquidity Fund ("Institutional Liquidity Fund") and the Lehman Brothers Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Lehman Brothers Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Institutional Liquidity Fund had no operations until December 30, 2004 other than matters relating to its organization. Prime Money had no operations until December 27, 2004 other than matters relating to its organization and the sale on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manager ("Management"). The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

     The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

     The Funds each seek to achieve their investment objective by investing all of their net investable assets in a Portfolio of Institutional Liquidity Trust (each a "Portfolio," collectively, the "Portfolios") that has an investment objective identical to, and a name similar to, that of each respective Fund. Institutional Liquidity Fund invests in Institutional Liquidity Portfolio (commencement of operations December 30, 2004) and Prime Money invests in Prime Portfolio (commencement of operations December 27, 2004). The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of its corresponding Portfolio (8.32% for Institutional Liquidity Fund and 37.87% for Prime Money, at September 30, 2005). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: The Funds record their investment in the corresponding Portfolio at value. Investment securities held by the corresponding Portfolios are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Income tax information: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the requirements of
     Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

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     As  determined  on March 31, 2005,  permanent  differences  resulting  from different book and tax accounting for partnership reallocations were reclassified at year end. These reclassifications had no effect on net income, net assets, or net assets per share of each Fund.

     The tax character of distributions paid during the period ended March 31, 2005 was as follows:

    Distributions Paid From:
                                 Ordinary   Long-Term   Tax Return
                                  Income   Capital Gain of Capital   Total
    Institutional Liquidity Fund  $666,521     $--         $--      $666,521
    Prime Money                  3,001,663      --          --     3,001,663

     As of March 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                             Undistributed Undistributed   Unrealized       Loss
                               Ordinary      Long-Term    Appreciation  Carryforwards
                                Income         Gain      (Depreciation) and Deferrals  Total
Institutional Liquidity Fund    $21,662         $--           $--            $62      $21,724
Prime Money                       1,580          --            --             --        1,580

     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of dividend payments.

     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2005, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, as follows:

                                                Expiring in:
                                                       2013
                   Institutional Liquidity Fund        $62
                   Prime Money                           --

4 Dividends and distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in the corresponding Portfolio. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

5 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6 Other: All net investment income and realized and unrealized capital gains and losses of the corresponding Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio, if any.

--------------------------------------------------------------------------------


7 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

     Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.05% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). For the six months ended September 30, 2005, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses of $18,147 and $78,877 for Institutional Liquidity Fund and Prime Money, respectively.

     Management  has  contractually  undertaken  to reimburse  each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                             Reimbursement
                                                            from Management
                                Expense                 for the Six Months Ended
                             Limitation/(1)/ Expiration    September 30, 2005
Institutional Liquidity Fund      0.15%       3/31/08           $124,662
Prime Money                       0.15%       3/31/08            205,995

(1)  Expense limitation per annum of the Funds' average daily net assets.

     Each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement.

     During the six months ended September 30, 2005, there was no reimbursement to Management under this agreement. At September 30, 2005, contingent liabilities to Management under the agreement were as follows:

                                            Expiring in:
                                           2008     2009    Total
             Institutional Liquidity Fund $60,865 $124,662 $185,527
             Prime Money                   68,720  205,995  274,715

--------------------------------------------------------------------------------


     Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to each Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

     Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

     The Board has adopted a distribution plan ("Plan") with respect to each Fund, pursuant to rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of the average daily net assets to support distribution and shareholder servicing. Each Fund does not currently charge such a fee but may do so upon approval of the Funds' Board of Trustees.

     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2005, the impact of this arrangement was a reduction of expenses of $716 and $9,895, for Institutional Liquidity Fund and Prime Money, respectively.

Note C--Investment Transactions:

     During  the  six  months  ended  September  30,  2005,   contributions  and
     withdrawals in each Fund's investment in its corresponding Portfolio were as follows:

             (000's omitted)              Contributions Withdrawals
             Institutional Liquidity Fund    $647,680     $622,502
             Prime Money                    3,189,486    3,037,822

Note D--Fund Share Transactions:

     Share activity at $1.00 per share for the six months ended September 30, 2005 and for the period ended March 31, 2005 was as follows:

                         For the Six Months Ended                                     For the Period Ended
                            September 30, 2005                                           March 31, 2005*
                -------------------------------------------                -------------------------------------------
                             Shares                                                     Shares
                            Issued on                                                  Issued on
                          Reinvestment                                               Reinvestment
                          of Dividends                                               of Dividends
                 Shares        and        Shares               Initial      Shares        and        Shares
(000's omitted)   Sold    Distributions  Redeemed    Total  Capitalization   Sold    Distributions  Redeemed    Total
Institutional
Liquidity Fund    672,425     2,619       (647,044)  28,000       --         278,354       607       (113,250) 165,711
Prime Money     5,342,685    11,562     (5,189,939) 164,308      100       2,621,821     2,532     (2,048,845) 575,608

* Period from December 30, 2004 (Commencement of Operations) to March 31, 2005 for Institutional Liquidity Fund, and from December 27, 2004 (Commencement of Operations) to March 31, 2005 for Prime Money.

Note E--Unaudited Financial Information:

    The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

--------------------------------------------------------------------------------

Financial Highlights

Institutional Liquidity Fund+

The following table includes data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                             Six Months      Period from
                                                                Ended     December 30, 2004^
                                                            September 30,    to March 31,
                                                                2005             2005
                                                             (Unaudited)
Net Asset Value, Beginning of Period                           $1.0000         $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                                     .0159           .0059
Net Gains or Losses on Securities                               (.0000)             --
Total From Investment Operations                                 .0159           .0059

Less Distributions From:
Net Investment Income                                          (0.0159)         (.0059)
Total Distributions                                            (0.0159)         (.0059)
Net Asset Value, End of Period                                 $1.0000         $1.0000
Total Return++                                                   +1.60%**        +0.59%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                         $193.7          $165.7
Ratio of Gross Expenses to Average Net Assets#                     .15%*           .15%*
Ratio of Net Expenses to Average Net Assets+++                     .15%*           .15%*
Ratio of Net Investment Income (Loss) to Average Net Assets       3.13%*          2.44%*

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Prime Money Fund+

The following table includes data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                             Six Months      Period from
                                                                Ended     December 27, 2004^
                                                            September 30,    to March 31,
                                                                2005             2005
                                                             (Unaudited)
Net Asset Value, Beginning of Period                           $1.0000         $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                                     .0159           .0062
Net Gains or Losses on Securities                               (.0000)          .0000
Total From Investment Operations                                 .0159           .0062

Less Distributions From:
Net Investment Income                                          (0.0159)         (.0062)
Total Distributions                                            (0.0159)         (.0062)
Net Asset Value, End of Period                                 $1.0000         $1.0000
Total Return++                                                   +1.60%**        +0.62%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                         $739.9          $575.6
Ratio of Gross Expenses to Average Net Assets#                     .15%*           .15%*
Ratio of Net Expenses to Average Net Assets+++                     .15%*           .15%*
Ratio of Net Investment Income (Loss) to Average Net Assets       3.18%*          2.41%*

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Series (Unaudited)

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Performance data current to the most recent month-end are available by calling 888-556-9030.

+++ After reimbursement of expenses by the administrator and/or waiver of a portion of the investment management fee. Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                    Six Months Ended     Period Ended
                                   September 30, 2005 March 31, 2005/(1)/
      Institutional Liquidity Fund        .31%               .39%

                                    Six Months Ended     Period Ended
                                   September 30, 2005 March 31, 2005/(2)/
      Prime Money Fund                    .22%               .23%

(1)  Period from December 30, 2004  (Commencement  of  Operations)  to March 31,
     2005.

(2)  Period from December 27, 2004  (Commencement  of  Operations)  to March 31,
     2005.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

#    The Fund is required to  calculate  an expense  ratio  without  taking into
     consideration   any   expense   reductions   related  to   expense   offset
     arrangements.

--------------------------------------------------------------------------------

Schedule of Investments Institutional Liquidity Portfolio (Unaudited)


PRINCIPAL AMOUNT                                                          RATING       VALUE ++
(000's omitted)                                                        Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.4%)
$10,000 Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                AGY   AGY       $9,922

Mortgage-Backed Securities (0.6%)
 14,000 Fannie Mae, Pass-Through Certificates, 3.78%, due 12/1/05        AGY   AGY       13,913

Certificates of Deposit (9.9%)
 40,000 Barclays Bank, Euro CD, 3.38%, due 11/9/05                       P-1   A-1+      40,000
 30,000 BNP Paribas, Euro CD, 3.51%, due 10/11/05                        P-1   A-1+      30,000
 20,000 BNP Paribas London, Euro CD, 3.98%, due 2/15/06                  P-1   A-1+      20,000
 10,000 Canadian Imperial Bank NY, Floating Rate Yankee CD, 3.62%, due
        10/4/05                                                          P-1   A-1        9,998/(mu)/
 61,000 Credit Suisse First Boston NY, Floating Rate Yankee CD,
        3.66% & 3.93%, due 10/6/05 & 12/21/05                            P-1   A-1       61,003/(mu)/
 31,000 First Tennessee Bank, Floating Rate CD,
        3.73% & 3.80%, due 11/10/05 & 11/14/05                           P-1   A-1       31,001/(mu)/
 15,000 Natexis Banques Populaires NY, Floating Rate Yankee CD,
        4.00%, due 10/3/05                                               P-1   A-1       15,000/(mu)/
  5,000 Royal Bank of Scotland NY, Floating Rate Yankee CD,
        3.54%, due 10/21/05                                              P-1   A-1+       4,998/(mu)/
 20,000 Toronto Dominion Bank, Yankee CD, 3.59%, due 2/17/06             P-1   A-1       20,001
        Total Certificates of Deposit                                                   232,001

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                            RATING       VALUE ++
(000's omitted)                                                          Moody's S&P  (000's omitted)

Commercial Paper (39.1%)
$10,000 Ajax Bambino Funding, Inc., 3.72%, due 11/8/05                     P-1   A-1+      $9,963
 20,000 Amstel Funding Corp., 3.91%, due 2/15/06                           P-1   A-1+      19,707
 45,000 Atlantic Asset Securitization Corp., 3.76%, due 10/21/05           P-1   A-1       44,915**
 25,000 Bank of America NA, 3.86%, due 12/20/05                            P-1   A-1+      24,791
 20,000 Barclays U.S. Funding Corp., 3.72%, due 11/17/05                   P-1   A-1+      19,907
 10,000 Beta Finance, Inc., 3.74%, due 11/25/05                            P-1   A-1+       9,945
 61,500 Blue Ridge Asset Funding, 3.75%, due 10/18/05                      P-1   A-1       61,404**
 40,000 Caisse Nationale d'Epargne, 3.27%, due 10/6/05                     P-1   A-1+      39,989
 23,493 Charta LLC, 3.79%, due 11/8/05                                     P-1   A-1       23,404
 24,000 CIT Group, Inc., 3.91%, due 2/6/06                                 P-1   A-1       23,671
 20,000 CRC Funding LLC, 3.64%, due 10/18/05                               P-1   A-1+      19,970**
 43,150 CRC Funding LLC, 3.79%, due 11/8/05                                P-1   A-1+      42,986
 20,000 Crown Point Capital Co., 3.85%, due 12/15/05                       P-1   A-1       19,844
 20,000 Danske Bank, 3.85%, due 11/30/05                                   P-1   A-1+      19,876
 50,000 Depfa Bank PLC, 3.73% - 3.90%, due 11/22/05 - 2/27/06              P-1   A-1+      49,436
 60,000 Dexia Delaware LLC, 3.44% & 3.86%, due 10/4/05 & 12/23/05          P-1   A-1+      59,737
 40,000 Eiffel Funding LLC, 3.63% & 3.66%, due 10/4/05 & 10/25/05          P-1   A-1       39,953
  7,000 Ivory Funding Corp., 3.85%, due 12/20/05                           P-1   A-1        6,942
 55,000 Jupiter Securitization Corp., 3.79%, due 11/7/05                   P-1   A-1       54,797
 60,000 Old Line Funding Corp., 3.76% & 3.78%, due 10/24/05 & 11/7/05      P-1   A-1+      59,824
 60,000 Park Granada LLC, 3.70% & 3.80%, due 10/11/05 & 11/1/05            P-1   A-1+      59,906
 48,000 Picaros Funding, 3.21% & 3.48%, due 10/6/05 & 11/22/05             P-1   A-1       47,932
 60,000 Rabobank USA Finance Corp., 3.87%, due 10/3/05                     P-1   A-1+      60,000
 16,250 Sheffield Receivables, 3.67%, due 10/11/05                         P-1   A-1+      16,237**
 25,000 Thunder Bay Funding, Inc., 3.86%, due 12/21/05                     P-1   A-1       24,788
 50,000 UBS Finance (Delaware) LLC, 3.86% & 3.98%, due 10/3/05 & 2/27/06   P-1   A-1+      49,675
        Total Commercial Paper                                                            909,599

Time Deposits (15.3%)
 30,000 Citibank Nassau, 3.75%, due 10/3/05                                P-1   A-1+      30,000
 60,000 Key Bank, Grand Cayman, 3.88%, due 10/3/05                         P-1   A-1       60,000
 60,000 Marshall & Ilsley Bank, Grand Cayman, 3.88%, due 10/3/05           P-1   A-1       60,000
 60,000 National City Bank, Grand Cayman, 3.88%, due 10/3/05               P-1   A-1       60,000
 55,000 Suntrust Bank, Grand Cayman, 3.88%, due 10/3/05                    P-1   A-1       55,000
 60,000 US Bank NA, Grand Cayman, 3.88%, due 10/3/05                       P-1   A-1       60,000
 31,000 Wells Fargo Bank, Grand Cayman, 3.75%, due 10/3/05                 P-1   A-1+      31,000
        Total Time Deposits                                                               356,000

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                   RATING       VALUE ++
(000's omitted)                                                                 Moody's S&P  (000's omitted)

Corporate Debt Securities (30.6%)
$5,000 American Honda Finance, Floating Rate Medium-Term Notes,
       4.00%, due 11/7/05                                                         P-1   A-1      $5,005**/(mu)/
25,000 Bank of America NA, Floating Rate Bank Notes, 3.81%, due 11/1/05           P-1   A-1+     25,000/(mu)/
 5,000 Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                           P-1   A-1       5,077
35,000 Bear Stearns, Floater Master Notes, 4.09%, due 3/8/06                      P-1   A-1      35,000/(mu)/
10,000 BMW US Capital LLC, Notes, 4.15%, due 6/7/06                               P-1   A-1      10,022
 9,000 Caterpillar Financial Services Corp., Senior Notes, 5.95%, due 5/1/06      P-1   A-1       9,114
30,000 CIT Group, Inc., Floating Rate Medium-Term Senior Notes,
       3.95% - 4.11%, due 11/4/05 - 12/19/05                                      P-1   A-1      30,025/(mu)/
11,680 CIT Group, Inc., Notes, 6.50%, due 2/7/06                                  P-1   A-1      11,780
23,570 Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                          P-1   A-1+     23,705
55,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes,
       3.73%, due 10/14/05                                                        P-1   A-1+     55,004**/(mu)/
20,000 EMC, Floater Master Note, 4.09%, due 6/1/06                                P-1   A-1      20,000/(mu)/
 7,500 General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A,
       3.91% & 3.95%, due 11/3/05 & 11/14/05                                      P-1   A-1+      7,506/(mu)/
20,000 General Electric Co., Floating Rate Notes, 3.70%, due 10/24/05             P-1   A-1+     20,001/(mu)/
39,681 Household Finance Corp., Notes,
       6.50% & 8.88%, due 1/24/06 & 2/15/06                                       P-1   A-1      40,111
15,000 HSBC Finance Corp., Floating Rate Notes, 3.82%, due 10/24/05               P-1   A-1      15,000/(mu)/
 2,000 HSBC Finance Corp., Floating Rate Medium-Term Notes,
       3.80%, due 10/28/05                                                        P-1   A-1       2,000/(mu)/
55,000 JP Morgan, Floater Master Note, 3.79%, due 11/28/05                        P-1   A-1      55,000/(mu)/
55,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
       3.76% & 3.85%, due 10/17/05 & 12/15/05                                     P-1   A-1+     55,003**/(mu)/
55,000 Links Finance LLC, Floating Rate Medium-Term Notes,
       3.82% & 3.84%, due 10/28/05 & 11/28/05                                     P-1   A-1+     55,005**/(mu)/
10,000 Merrill Lynch & Co., Floating Rate Euro Medium-Term Notes,
       4.12%, due 12/19/05                                                        P-1   A-1      10,018/(mu)/
13,755 Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due 1/26/06         P-1   A-1      13,879
55,000 Morgan Stanley, Floating Rate Senior Notes, 3.67% & 3.92%, due 10/3/05     P-1   A-1      55,000/(mu)/
16,500 Nationwide Building, Floating Rate Senior Notes, 3.76%, due 10/21/05       P-1   A-1      16,519**/(mu)/
60,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
       3.73% & 3.96%, due 12/5/05 & 2/16/06                                       P-1   A-1+     59,998**/(mu)/
 6,550 Suntrust Bank, Floating Rate Bank Notes, 3.53%, due 10/3/05                P-1   A-1       6,550/(mu)/
25,500 Tango Finance Corp., Floating Rate Medium-Term Notes,
       3.79% & 3.82%, due 10/25/05 & 11/1/05                                      P-1   A-1+     25,499**/(mu)/
45,000 Wells Fargo & Co., Floating Rate Notes, 3.76%, due 10/17/05                P-1   A-1+     45,007**/(mu)/
       Total Corporate Debt Securities                                                          711,828

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                               RATING        VALUE ++
(000's omitted)                                                             Moody's S&P   (000's omitted)

Asset-Backed Securities (1.2%)
$2,024 CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 4/7/06          P-1   A-1+        $2,024
 4,780 John Deere Owner Trust, Ser. 2005-A, Class A1, 3.40%, due 6/15/06      P-1   A-1+         4,780
15,151 RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1,
       3.73%, due 10/12/05                                                    P-1   A-1+        15,151**/(mu)/
   761 USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%, due 3/15/06       P-1   A-1+           761
 5,847 Wachovia Auto Owner Trust, Ser. 2005-A, Class A1, 3.34%, due 5/22/06   P-1   A-1+         5,847
       Total Asset-Backed Securities                                                            28,563

Promissory Notes (2.6%)
60,000 Goldman Sachs Group, 3.97%, due 1/4/06                                 P-1   A-1         60,000/(mu)/

       Total Investments (99.7%)                                                             2,321,826
       Cash, receivables and other assets, less liabilities (0.3%)                               6,030
       Total Net Assets (100.0%)                                                            $2,327,856

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Schedule of Investments Prime Portfolio (Unaudited)


PRINCIPAL AMOUNT                                                          RATING       VALUE ++
(000's omitted)                                                        Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.5%)
$10,000 Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                AGY   AGY       $9,922

Certificates of Deposit (16.3%)
 35,000 Barclays Bank, Euro CD, 3.38%, due 11/9/05                       P-1   A-1+      35,000
 17,500 Barclays Bank NY, Floating Rate Yankee CD, 3.75%, due 10/21/05   P-1   A-1+      17,499/(mu)/
 25,000 BNP Paribas, Euro CD, 3.51%, due 10/11/05                        P-1   A-1+      25,000
 30,000 BNP Paribas London, Euro CD, 3.98%, due 2/15/06                  P-1   A-1+      30,000
 15,000 Citibank NA, 3.78%, due 11/23/05                                 P-1   A-1+      15,000
 35,000 Credit Suisse First Boston NY, Floating Rate Yankee CD,
        3.78% & 4.03%, due 11/10/05 & 12/29/05                           P-1   A-1       35,006/(mu)/
 15,000 First Tennessee Bank, Floating Rate CD, 3.73%, due 11/14/05      P-1   A-1       15,000/(mu)/
 35,000 Natexis Banques Populaires NY, Floating Rate Yankee CD,
        4.00%, due 10/3/05                                               P-1   A-1       35,000/(mu)/
 30,000 Royal Bank of Scotland NY, Floating Rate Yankee CD, 3.69%, due
        10/17/05                                                         P-1   A-1+      29,996/(mu)/
 30,000 Royal Bank of Scotland NY, Medium-Term Yankee CD, 4.31%, due
        9/29/06                                                          P-1   A-1+      30,000
 30,000 Svenska Handelsbanken AB, Yankee CD, 3.70%, due 12/6/05          P-1   A-1+      30,000
 20,000 Toronto Dominion Bank, Yankee CD,
        3.58% & 3.59%, due 2/10/06 & 2/17/06                             P-1   A-1       20,000
        Total Certificates of Deposit                                                   317,501

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                               RATING       VALUE ++
(000's omitted)                                                             Moody's S&P  (000's omitted)

Commercial Paper (46.4%)
$24,000 Ajax Bambino Funding, Inc., 3.72%, due 11/8/05                        P-1   A-1+     $23,911
 59,810 Amstel Funding Corp., 3.82% - 3.96%, due 12/27/05 - 2/23/06           P-1   A-1+      58,980
 29,000 Amsterdam Funding Corp., 3.62%, due 10/18/05                          P-1   A-1       28,956**
 30,000 Atlantic Asset Securitization Corp., 3.76%, due 10/21/05              P-1   A-1       29,944**
 25,000 Bank of America NA, 3.86%, due 12/20/05                               P-1   A-1+      24,791
 20,000 Bank of Ireland, 3.89%, due 1/17/06                                   P-1   A-1       19,771
 23,150 Banque Generale du Luxembourg,
        3.50% & 3.71%, due 10/11/05 & 11/9/05                                 P-1   A-1+      23,107
 30,000 Beta Finance, Inc., 3.43%, due 10/3/05                                P-1   A-1+      30,000
 40,000 Caisse Nationale d'Epargne, 3.27%, due 10/6/05                        P-1   A-1+      39,989
 20,000 Charta LLC, 3.79%, due 11/8/05                                        P-1   A-1       19,924
 60,000 CRC Funding LLC, 3.61% & 3.86%, due 10/14/05 & 12/2/05                P-1   A-1+      59,774
 15,000 Crown Point Capital Co., 3.85%, due 12/15/05                          P-1   A-1       14,883
 40,000 Danske Bank, 3.85%, due 11/30/05                                      P-1   A-1+      39,752
 60,000 Depfa Bank PLC, 3.51% - 3.90%, due 10/12/05 - 2/27/06                 P-1   A-1+      59,582
 30,000 Dexia Delaware LLC, 3.44%, due 10/4/05                                P-1   A-1+      29,997
 14,000 Eiffel Funding LLC, 3.69%, due 10/25/05                               P-1   A-1       13,968
 15,326 Fairway Finance, 3.90%, due 12/12/05                                  P-1   A-1       15,210
 35,000 Grampian Funding LLC, 3.38% - 3.72%, due 10/18/05 - 11/8/05           P-1   A-1+      34,939**
 10,000 Grampian Funding LLC, 3.72%, due 12/8/05                              P-1   A-1+       9,932
  7,000 Ivory Funding Corp., 3.85%, due 12/20/05                              P-1   A-1        6,942
 45,000 Morgan Stanley, 3.80% & 3.81%, due 10/5/05 & 10/6/05                  P-1   A-1       44,988
 35,000 Nationwide Building Society, 3.53% & 3.56%, due 10/12/05 & 10/14/05   P-1   A-1       34,967
 20,000 Old Line Funding Corp., 3.78%, due 11/7/05                            P-1   A-1+      19,927
 38,000 Picaros Funding, 3.21% & 3.48%, due 10/6/05 & 11/22/05                P-1   A-1       37,956
 15,000 Sheffield Receivables, 3.67%, due 10/11/05                            P-1   A-1+      14,988**
 30,000 Sheffield Receivables, 3.78%, due 10/27/05                            P-1   A-1+      29,924
 30,000 Sigma Finance, Inc., 3.57% & 3.87%, due 10/24/05 & 12/9/05            P-1   A-1+      29,835
 19,100 Tango Finance Corp., 3.68%, due 10/19/05                              P-1   A-1+      19,069
 27,520 Thunder Bay Funding, Inc., 3.86%, due 12/21/05                        P-1   A-1       27,287
 50,000 UBS Finance (Delaware) LLC, 3.94% & 3.98%, due 1/26/06 & 2/27/06      P-1   A-1+      49,279
 15,000 Westpac Capital Corp., 3.82%, due 2/10/06                             P-1   A-1+      14,793
        Total Commercial Paper                                                               907,365

Time Deposits (2.6%)
 50,000 National City Bank, Grand Cayman, 3.88%, due 10/3/05                  P-1   A-1       50,000

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                    RATING       VALUE ++
(000's omitted)                                                                  Moody's S&P  (000's omitted)

Corporate Debt Securities (29.4%)
$21,900 American Express Credit Corp., Floating Rate Senior Notes,
        3.94%, due 10/17/05                                                        P-1   A-1     $21,929/(mu)/
  4,425 American Express Credit Corp., Floating Rate Medium-Term Notes, Ser. B,
        3.83%, due 10/19/05                                                        P-1   A-1       4,426/(mu)/
 15,000 American Express Credit Corp., Floating Rate Medium-Term Senior Notes,
        Ser. B, 3.87%, due 10/31/05                                                P-1   A-1      15,005/(mu)/
  7,000 Associates Corp. NA, Senior Notes, 6.38%, due 11/15/05                     P-1   A-1+      7,026
 15,000 Bank of America NA, Floating Rate Bank Notes, 3.81%, due 11/1/05           P-1   A-1+     15,000/(mu)/
 10,074 Bank One Corp., Notes, 6.50%, due 2/1/06                                   P-1   A-1      10,150
 20,000 Bear Stearns, Floater Master Notes, 4.09%, due 3/8/06                      P-1   A-1      20,000/(mu)/
 35,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        3.61% & 3.75%, due 10/17/05                                                P-1   A-1+     35,006**/(mu)/
  4,775 Citigroup Global Markets Holdings, Inc., Floating Rate Medium-Term
        Notes, Ser. A, 3.88%, due 12/12/05                                         P-1   A-1+      4,776/(mu)/
  2,500 Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                          P-1   A-1+      2,514
 26,470 Credit Suisse First Boston, Floating Rate Medium-Term Notes,
        4.17%, due 12/19/05                                                        P-1   A-1      26,525/(mu)/
 30,000 EMC, Floater Master Note, 4.09%, due 6/1/06                                P-1   A-1      30,000/(mu)/
  2,670 General Electric Capital Corp., Medium-Term Notes, Ser. A,
        6.80%, due 11/1/05                                                         P-1   A-1+      2,678
 61,600 General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A,
        3.91% & 3.95%, due 11/3/05 & 11/14/05                                      P-1   A-1+     61,660/(mu)/
  7,850 HBOS Treasury Services PLC, Floating Rate Notes, 3.59%, due 10/12/05       P-1   A-1+      7,851**/(mu)/
 40,000 HBOS Treasury Services PLC, Guaranteed Floating Rate Notes,
        3.86%, due 11/28/05                                                        P-1   A-1+     40,013**/(mu)/
 65,600 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
        3.76% - 4.00%, due 10/3/05 - 12/15/05                                      P-1   A-1+     65,603**/(mu)/
 63,900 Links Finance LLC, Floating Rate Medium-Term Notes,
        3.63% - 4.00%, due 10/3/05 - 10/28/05                                      P-1   A-1+     63,900**/(mu)/
  5,000 MBIA Global Funding LLC, Guaranteed Floating Rate Notes,
        4.03%, due 10/28/05                                                        P-1   A-1+      5,004**/(mu)/
 19,515 Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due 1/26/06         P-1   A-1      19,672
 20,000 Natexis Banques Populaires, Floating Rate Notes, 3.81%, due 10/17/05       P-1   A-1      20,000**/(mu)/
    800 Salomon Smith Barney Holdings, Inc., Floating Rate Medium-Term Notes,
        Ser. K, 4.07%, due 12/13/05                                                P-1   A-1+        800/(mu)/
 30,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        3.62% & 3.96%, due 10/17/05 & 2/16/06                                      P-1   A-1+     30,002**/(mu)/
 37,000 Tango Finance Corp., Floating Rate Medium-Term Notes,
        3.79% - 3.82%, due 10/25/05 - 11/1/05                                      P-1   A-1+     36,998**/(mu)/
 28,000 Wells Fargo & Co., Floating Rate Notes, 3.76%, due 10/17/05                P-1   A-1+     28,004**/(mu)/
        Total Corporate Debt Securities                                                          574,542

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                               RATING        VALUE ++
(000's omitted)                                                             Moody's S&P   (000's omitted)

Asset-Backed Securities (1.3%)
$4,047 CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 4/7/06          P-1   A-1+        $4,047
 4,780 John Deere Owner Trust, Ser. 2005-A, Class A1, 3.40%, due 6/15/06      P-1   A-1+         4,780
12,121 RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1,
       3.73%, due 10/12/05                                                    P-1   A-1+        12,121**/(mu)/
   761 USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%, due 3/15/06       P-1   A-1+           761
 3,898 Wachovia Auto Owner Trust, Ser. 2005-A, Class A1, 3.34%, due 5/22/06   P-1   A-1+         3,898
       Total Asset-Backed Securities                                                            25,607

Promissory Notes (1.5%)
30,000 Goldman Sachs Group, 3.97%, due 1/4/06 & 2/6/06                        P-1   A-1         30,000/(mu)/

       Total Investments (98.0%)                                                             1,914,937
       Cash, receivables and other assets, less liabilities (2.0%)                              39,106
       Total Net Assets (100.0%)                                                            $1,954,043

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

++ Investment securities are valued at amortized cost, which approximates U.S. Federal income tax cost.

** Security exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At September 30, 2005, these securities amounted to $474,717,000 or 20.4% of net assets for Institutional Liquidity and $453,329,000 or 23.2% of net assets for Prime.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2005.

--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust

(000's omitted)

                                                                                  Institutional      Prime
                                                                            Liquidity Portfolio  Portfolio
Assets
Investments in securities, at value* (Note A)--see Schedule of Investments:
Unaffiliated issuers                                                                 $2,321,826 $1,914,937
Cash                                                                                        642     34,948
Interest receivable                                                                       5,597      4,332
Prepaid expenses                                                                             10         13
                                                                            ------------------------------
Total Assets                                                                          2,328,075  1,954,230
                                                                            ------------------------------

Liabilities
Payable to investment manager-net (Note B)                                                  157        145
Accrued expenses and other payables                                                          62         42
                                                                            ------------------------------
Total Liabilities                                                                           219        187
                                                                            ------------------------------
Net Assets Applicable to Investors' Beneficial Interests                             $2,327,856 $1,954,043
                                                                            ------------------------------

Net Assets consist of:
Paid-in capital                                                                      $2,327,856 $1,954,043
                                                                            ------------------------------

*Cost of investments:
Unaffiliated issuers                                                                 $2,321,826 $1,914,937
                                                                            ------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Operations (Unaudited)

Institutional Liquidity Trust

(000's omitted)

                                                                            Institutional
                                                                      Liquidity Portfolio      Prime Portfolio
                                                                      -------------------  -------------------
                                                                       For the Six Months   For the Six Months
                                                                      Ended September 30,  Ended September 30,
                                                                                     2005                 2005
Investment Income
Income:
Interest income--unaffiliated issuers (Note A)                                    $35,940              $30,070
                                                                      -----------------------------------------

Expenses:
Investment management fee (Note B)                                                  1,094                  905
Audit fees                                                                             12                    5
Custodian fees (Note B)                                                               250                  207
Insurance expense                                                                      28                    9
Legal fees                                                                              5                    5
Registration and filing fees                                                            2                    8
Shareholder reports                                                                     2                    2
Trustees' fees and expenses                                                            14                   14
Miscellaneous                                                                          30                   17
                                                                      -----------------------------------------
Total expenses                                                                      1,437                1,172

Investment management fee waived (Note B)                                            (219)                (181)
Expenses reduced by custodian fee expense offset arrangement (Note B)                  (9)                 (26)
                                                                      -----------------------------------------
Total net expenses                                                                  1,209                  965
                                                                      -----------------------------------------
Net investment income                                                             $34,731              $29,105
                                                                      -----------------------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers                                (17)                  (5)
                                                                      -----------------------------------------
Net increase (decrease) in net assets resulting from operations                   $34,714              $29,100
                                                                      -----------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

Institutional Liquidity Trust

(000's omitted)

                                                          INSTITUTIONAL
                                                       LIQUIDITY PORTFOLIO                 PRIME PORTFOLIO
                                                --------------------------------  --------------------------------
                                                   Six Months        Period from     Six Months        Period from
                                                        Ended  December 30, 2004          Ended  December 27, 2004
                                                September 30,   (Commencement of  September 30,   (Commencement of
                                                         2005     Operations) to           2005     Operations) to
                                                  (Unaudited)     March 31, 2005    (Unaudited)     March 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                          $34,731            $14,291        $29,105             $7,398
Net realized gain (loss) on investments                   (17)               (20)            (5)                 3
Net increase (decrease) in net assets resulting
from operations                                        34,714             14,271         29,100              7,401

Transactions in Investors' Beneficial Interest:
Contributions from initial capitalization                  --                 --             --                200
Contributions                                       2,233,284          3,725,172      6,152,035          2,953,621
Withdrawals                                        (2,358,568)        (1,321,017)    (5,504,624)        (1,683,690)
Net increase (decrease) from transactions in
investors' beneficial interest                       (125,284)         2,404,155        647,411          1,270,131
Net Increase (Decrease) in Net Assets                 (90,570)         2,418,426        676,511          1,277,532

Net Assets:
Beginning of period                                 2,418,426                 --      1,277,532                 --
End of period                                      $2,327,856         $2,418,426     $1,954,043         $1,277,532

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

Note A--Summary of Significant Accounting Policies:

1 General: The Institutional Liquidity Portfolio ("Institutional Liquidity") and the Prime Portfolio ("Prime") (individually a "Portfolio," collectively, the "Portfolios") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Institutional Liquidity had no operations until December 30, 2004 other than matters relating to its organization. Prime had no operations until December 27, 2004 other than matters relating to its organization and the contribution of beneficial interest on December 22, 2004 from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively.

     Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolios' investment manager and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolios, whose financial statements are not presented herein, also invest in the Portfolios.

     The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 Income tax information: It is the policy of the Portfolios to comply with the requirements of the Internal Revenue Code. It is also the policy of the Portfolios to conduct their operations so that each of its investors will be able to qualify as a regulated investment company. The Portfolios will be treated as partnerships for U.S. Federal income tax purposes and are therefore not subject to U.S. Federal income tax.

5 Concentration of risk: Each Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolios' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict.

6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to each Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

--------------------------------------------------------------------------------


7 Repurchase agreements: Each Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

     Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Portfolio through March 31, 2006. For the six months ended September 30, 2005, such waived fees amounted to $218,787 for Institutional Liquidity and $181,001 for Prime.

     LBAM, as sub-adviser to each Portfolio, receives a monthly fee paid by Management, based on an annual rate of each Portfolio's average daily net assets. The Portfolios do not pay a fee directly to LBAM for such services.

     Management and LBAM, sub-adviser to the Portfolios, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2005 the impact of this arrangement was a reduction of expenses of $8,607 for Institutional Liquidity and $26,128 for Prime.

Note C--Securities Transactions:

     All securities transactions for Institutional Liquidity and Prime were short-term.

Note D--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of each Portfolio without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

--------------------------------------------------------------------------------

Financial Highlights

Institutional Liquidity Portfolio

                                          Six Months Ended    Period from
                                           September 30,   December 30, 2004^
                                                2005          to March 31,
                                            (Unaudited)           2005
  Ratios to Average Net Assets:
  Gross Expenses#                                  .11%*             .11%*
  Net Expenses++                                   .11%*             .11%*
  Net Investment Income (Loss)                    3.17%*            2.38%*
  Total Return+                                  +1.68%**          +0.63%**
  Net Assets, End of Period (in millions)     $2,327.9          $2,418.4

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Prime Portfolio

                                          Six Months Ended    Period from
                                           September 30,   December 27, 2004^
                                                2005          to March 31,
                                            (Unaudited)           2005
  Ratios to Average Net Assets:
  Gross Expenses#                                  .11%*             .12%*
  Net Expenses++                                   .11%*             .11%*
  Net Investment Income (Loss)                    3.22%*            2.43%*
  Total Return+                                  +1.68%**          +0.66%**
  Net Assets, End of Period (in millions)     $1,954.0          $1,277.5

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#    The Portfolio is required to calculate an expense ratio without taking into
     consideration   any   expense   reductions   related  to   expense   offset
     arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                         Six Months Ended   Period Ended
                                        September 30, 2005 March 31, 2005
      Institutional Liquidity Portfolio        .13%             .13%/(1)/
      Prime Portfolio                          .13%             .13%/(2)/

(1)  Period from December 30, 2004  (commencement  of  operations)  to March 31,
     2005.

(2)  Period from December 27, 2004  (commencement  of  operations)  to March 31,
     2005.

+ Total Return for the Portfolio has been calculated based on the total return for the corresponding fund that invests all of its net investable assets in the Portfolio, which is a series of the Lehman Brothers Institutional Liquidity Series. Total Return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

--------------------------------------------------------------------------------

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Institutional Support Services 888.556.9030

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1221

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 888-556-9030 (toll-free).

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management Inc.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Institutional Support Services: 888.556.9030
Web site: www.nb.com
Email: fundinquiries@nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

F0367 11/05

ITEM 2. CODE OF ETHICS

The Board of Trustees ("Board") of Lehman Brothers Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-556-9030 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is John Cannon. Mr. Cannon is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Semi-Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b)  Not applicable to the Registrant.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is  filed as Exhibit 12(a)(1).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional Liquidity Series


By:/s/ Peter E. Sundman
   ----------------------------
   Peter E. Sundman
   Chief Executive Officer

Date:  December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:/s/ Peter E. Sundman
   ----------------------------
   Peter E. Sundman
   Chief Executive Officer

Date:  December 8, 2005



By:/s/ John M. McGovern
   ----------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date:  December 8, 2005